FINANCIAL INSTRUMENTS - Financial assets and financial liabilities exposure to foreign currency risk (Details) - Foreign exchange risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS
Foreign currency liabilities offset by time deposits and receivables (as a percent)	25.00%
US. Dollar
FINANCIAL INSTRUMENTS
Net exposure	$ 800	$ 850
Minimum
FINANCIAL INSTRUMENTS
Duration of time deposits and hedging instruments	3 months
Maximum
FINANCIAL INSTRUMENTS
Duration of time deposits and hedging instruments	12 months
Financial assets | US. Dollar
FINANCIAL INSTRUMENTS
Net exposure	$ 1,030	1,020
Financial liability | US. Dollar
FINANCIAL INSTRUMENTS
Net exposure	$ (230)	$ (170)